17 Braskem Idesa financing (Tables)	12 Months Ended
Dec. 31, 2019
Braskem Idesa Financing
Schedule of braskem idesa financing
	Principal amount US$
Identification		Maturity	Charges (% per year)		2019	2018

Project finance
Project finance I	700,000	February-2027	US dollar exchange variation + quarterly Libor + 3.25	(i)	2,149,002	2,335,825
Project finance II	210,000	February-2027	US dollar exchange variation + 6.17		608,260	657,689
Project finance III	600,000	February-2029	US dollar exchange variation + 4.33	(ii)	1,849,896	1,983,113
Project finance IV	660,000	February-2029	US dollar exchange variation + quarterly Libor + 3.88	(iii)	2,078,545	2,225,042
Project finance V	400,000	February-2029	US dollar exchange variation + quarterly Libor + 4.65	(iv)		1,326,901
Project finance VI	89,994	February-2029	US dollar exchange variation + quarterly Libor + 2.73	(iv)		297,158
Project finance VII	533,095	February-2029	US dollar exchange variation + quarterly Libor + 4.64	(iv)		1,768,389
Total under current liabilities	3,193,089				6,685,703	10,594,117

Bond	900,000	November-2029	US dollar exchange variation + 7.45		3,640,381

Transactions costs					(344,358)	(89,525)

Total					9,981,726	10,504,592

Current liabilities					744,408	10,504,592
Non-current liabilities					9,237,318
Total					9,981,726	10,504,592

(i)	Partial prepayment of US$10,344.
(ii)	Partial prepayment of US$8,866.
(iii)	Partial prepayment of US$12,856.
(iv)	Prepaid.

Schedule of amortization

The following amortization schedule presents the original long-term maturities on December 31, 2019. In 2018, part of the debt was presented in current liabilities, with early maturities arising from the aforementioned breach of contractual obligations:

	2019	2018

2020		1,016,916
2021	800,752	1,161,108
2022	699,090	968,519
2023	892,568	1,280,154
2024	978,479	1,385,087
2025	883,333	1,381,192
2026	743,566	1,194,964
2027	329,718	582,393
2028	257,117	482,038
2029 and thereafter	3,652,695	102,105
Total	9,237,318	9,554,476